Remuneration of the board of directors and senior management (Tables)	12 Months Ended
Dec. 31, 2025
Remuneration of the board of directors and senior management [Abstract]
Disclosure of detailed information about directors remunetarion for holding office explanatory [Text Block]

2025
DIRECTOR (Thousand euro) (a)	FIXED ALLOCATION (b)	ATTENDANCE FEES	TOTAL (c)	NET NUMBER OF SHARES RECEIVED (d)
Rafael del Pino	174	113	287	428
Oscar Fanjul	160	83	243	469
Ignacio Madridejos	119	56	175	261
María del Pino	119	56	175	338
José Fernando Sánchez-Junco	119	66	185	357
Philip Bowman	119	56	175	338
Hanne Sorensen	119	44	163	242
Bruno Di Leo	119	55	174	335
Juan Hoyos	119	56	175	338
Gonzalo Urquijo	119	64	183	353
Hildegard Wortmann	119	49	168	324
Alicia Reyes	119	56	175	338
TOTAL	1,524	756	2,280	4,121
(a) The amounts in the table are rounded up.
(b) The fixed allocation includes the pro rata distribution of the remainder.
(c) The Directors’ remuneration for 2025 (EUR 2,280 thousands gross) also comprises the value of the shares delivered. The net number of shares delivered to Directors amounts to 4,121 shares.
(d) As adopted by the Board, the gross value of the shares each Director is entitled to receive represents 16.7% of the Directors’ total annual gross remuneration.

2024
DIRECTOR (Thousand euro) (a)	FIXED ALLOCATION	PER DIEMS	SUPLEMENTARIY FIXED ALLOCATION (b)	TOTAL
Rafael del Pino	35	103	107	245
Oscar Fanjul	35	76	96	206
Ignacio Madridejos	35	51	61	148
María del Pino	35	51	61	148
José Fernando Sánchez-Junco	35	58	61	154
Philip Bowman	35	49	61	145
Hanne Sorensen	35	35	61	131
Bruno Di Leo	35	49	61	145
Juan Hoyos	35	51	61	148
Gonzalo Urquijo	35	56	61	152
Hildegard Wortmann	35	36	61	132
Alicia Reyes	35	49	61	145
TOTAL	420	665	815	1,900
(a)The amounts in the table are rounded up
(b)The supplementary fixed allocation includes the pro rata distribution of the remainder.

Disclosure of detailed information about individual executive directors remuneration explanatory [Text Block]

2025
EXECUTIVE DIRECTORS’ REMUNERATION * (Thousand euro)	RAFAEL DEL PINO (2)	IGNACIO MADRIDEJOS (2)	TOTAL
Fixed remuneration	1,650	1,600	3,250
Variable remuneration	3,053	2,298	5,351
Life insurance premiums	12	7	19
Other remuneration in kind	3	31	34
Plans linked to shares (1)	2,049	2,049	4,098
Total 2025	6,767	5,985	12,752
*Remuneration as executive directors
(1) In March 2025, a number of shares were delivered based on the level of attainment of the metrics corresponding to the units granted in 2022 , after deducting the applicable withholding taxes. The shares received by Rafael del Pino and Ignacio Madridejos were reported to the Dutch Authority for the Financial Markets -AFM- (De Autoriteit Financiële Markten) on 19 March 2025.
With respect the remuneration as recorded as expense by the Company in financial year 2025, the Company recorded an expense for the share-based compensation plans under IFRS 2 in fiscal year 2025 relating to the 2022, 2023, 2024, and 2025 Performance Share Plans, amounting to EUR 1,235 thousand for the Chairman and EUR 1,827 thousand for the Chief Executive Officer.

2024
EXECUTIVE DIRECTORS’ REMUNERATION * (Thousand euro)	RAFAEL DEL PINO (2)	IGNACIO MADRIDEJOS (2)	TOTAL
Fixed remuneration	1,500	1,450	2,950
Variable remuneration	2,786	2,097	4,883
Life insurance premiums	11	7	18
Other remuneration in kind	3	36	39
Plans linked to shares (1)	1,946	1,946	3,892
Total 2024	6,246	5,536	11,782
*Remuneration as executive directors
(1) In March 2024, a number of shares were delivered based on the level of attainment of the metrics corresponding to the units granted in 2021, after deducting the applicable withholding taxes. The shares received by Rafael del Pino and Ignacio Madridejos were reported to the Dutch regulator, the AFM (Autoriteit Financiële Markten), both on 14 March 2024.

2023
EXECUTIVE DIRECTORS’ REMUNERATION * (Thousand euro)	RAFAEL DEL PINO	IGNACIO MADRIDEJOS (2)	TOTAL
Fixed remuneration	1,500	1,313	2,813
Variable remuneration	2,809	1,926	4,735
Life insurance premiums	10	5	15
Other remuneration in kind	3	13	16
Plans linked to shares (1)	795	795	1,590
Total 2023	5,117	4,052	9,169
*Remuneration as executive directors
(1) In March 2023, a number of shares were delivered based on the level of attainment of the metrics corresponding to the units granted in 2020, after deducting the applicable withholding taxes. The Spanish Regulator, the CNMV, was notified of the shares received by Rafael del Pino and by Ignacio Madridejos on 13/3/2023 and 9/3/2023, respectively (at that time, Ferrovial shares were only traded on the Spanish Stock Exchanges).
(2) EUR 1,150 thousand until June 15, 2023 and EUR 1,450 thousand from June 16, 2023 onwards.

Disclosure of detailed information about share based remuneration schemes explanatory [Text Block]

EXECUTIVE DIRECTORS’ PLAN AT 31.12.2025		UNITS	NO. OF VOTING RIGHTS	% NO. OF VOTING RIGHTS
Rafael del Pino y Calvo-Sotelo	2023 allocation	50,680	50,680	0.007%
	2024 allocation	39,241	39,241	0.005%
	2025 allocation	32,458	32,458	0.004%
Ignacio Madridejos Fernández	2023 allocation	69,925	69,925	0.009%
	2024 allocation	61,441	61,441	0.008%
	2025 allocation	50,820	50,820	0.006%

Disclosure of detailed information about senior management remuneration explanatory [Text Block]

SENIOR MANAGEMENT REMUNERATION (Thousand euro)	2025	2024
Fixed remuneration	6,054	5,793
Variable remuneration	7,210	6,205
Performance-based share plan	6,776	5,638
Remuneration as members of administrative bodies of other Group companies, jointly-controlled entities or associates	43	39
Insurance premiums	18	20
Separation of members of the Senior Management (1)	5,099	226
Expatriates´ payments	2,614	1,433
Total	27,814	19,355
(1) amount subject to personal income tax.